EATON VANCE SPECIAL INVESTMENT TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the "Registrant") (1933 Act File No. 2-27962) certifies (a) that the forms of prospectus and statement of additional information supplements dated August 1, 2003 used with respect to the Eaton Vance Large-Cap Value Fund, a series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 68 ("Amendment No. 68") to the Registrant's Registration Statement on Form N-1A and (b) that Amendment No. 68 was filed electronically with the Commission (Accession No. 0000940394-03-000489) on July 9, 2003.


                                         EATON VANCE SPECIAL INVESTMENT TRUST


                                         By: /s/ Alan R. Dynner
                                             --------------------------------
                                              Alan R. Dynner, Esq.
                                              Secretary


Dated:  August 1, 2003